UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number:  811-21577


Name of Registrant:  Alpha Hedge Fund, Inc.
Address:  8150 N. Central Expressway  #101   Dallas, Texas  75206
Agent for Service:  Laura S. Adams
Registrants telephone number:  214-360-7410
Date of fiscal year end:   December 31
Reporting Period:  June 30, 2004 through June 30, 2005


Company Symbol Cusip #MtgDate Matter WhoFrom Voted Type Vote For Mgmt
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The Fund uses quantitative analysis for securities selection and thus does not factor proxy related issues in its decision process. Therefore, the Fund has abstained from all requested proxy votes for all portfolio securities currently and previously owned during this reporting period.




SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) ALPHA HEDGE FUND, INC.

By: /s/ Laura S. Adams
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Laura S. Adams
President


Date  08/23/05